Supplement Dated July 10, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULCV

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “Sub-Accounts and Funds” section of the prospectus:

Delaware VIP® Smid Cap Growth Series and Delaware VIP® U.S. Growth Series are now subadvised by Jackson Square Partners, LLC.